EARNINGS/(LOSS) PER SHARE	12 Months Ended
Dec. 31, 2018
Earnings per share [abstract]
Disclosure of earnings per share [text block]

24) EARNINGS/(LOSS) PER SHARE

Basic earnings/(loss) per share is calculated by dividing the profits/(losses) attributable to equity owners of the Company by the weighted average number of ordinary shares outstanding during the periods as demonstrated below:

	Thousands of U.S. dollars
	2016 (*)	2017	2018
Result attributable to equity owners of the Company
Atento's profit/(loss) attributable to equity owners of the parent from continuing operations (in thousands of U.S. dollars)	3,357	(13,568)	20,486
Atento’s loss attributable to equity owners of the parent from discontinued operations (in thousands of U.S. dollars)	(3,206)	-	-
Weigthed average number of ordinary shares	73,816,933	73,909,056	73,841,447
Basic earnings/(loss) per share from continuing operations (in U.S. dollars)	0.05	(0.18)	0.28
Basic loss per share from discontinued operations (in U.S. dollars)	(0.04)	-	-

Diluted results per share are calculated by adjusting the weighted average number of ordinary shares outstanding to reflect the conversion of all dilutive ordinary shares. The weighted average number of ordinary shares outstanding used to calculate both basic and diluted earnings per share attributable to common stockholders is the same.

	Thousands of U.S. dollars
	2016 (*)	2017	2018
Result attributable to equity owners of the Company
Atento’s profit/(loss) attributable to equity owners of the parent from continuing operations (in thousands of U.S. dollars) (1)	3,357	(13,568)	20,486
Atento’s loss attributable to equity owners of the parent from discontinued operations (in thousands of U.S. dollars) (1)	(3,206)	-	-
Potential increase in number of ordinary shares outstanding in respect of share-based plan	272,791	-	936,616
Adjusted weighted average number of ordinary shares	74,089,724	73,909,056	74,778,063
Diluted earnings/(loss) per share from continuing operations (in U.S. dollars)	0.05	(0.18)	0.28
Diluted loss per share from discontinued operations (in U.S. dollars)	(0.04)	-	-

(*) Exclude discontinued operations – Morocco.

(1) As of December 31, 2017, potential ordinary shares of 1,090,060, relating to the stock option plan were excluded from the calculation of diluted loss per share as the loss in 2017 is anti-dilutive.